UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549

                        FORM13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,  2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Penn Mutual Life Insurance Company
Address: 600 Dresher Road
         Horsham, PA 19044


13F File Number:  028-00598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. O'Malley
Title:    Executive Vice President & CFO
Phone:    215-956-8470
Signature, Place, and Date of Signing:

/s/ David M. O'Malley    Horsham, PA      September 30,  2012

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.  13F File Number     Name
01   028-11413           JANNEY MONTGOMERY SCOTT LLC